Income Taxes - Components of Earnings (Loss) Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States operations	$ (127.5)	$ 251.8	$ 57.0
Foreign operations	958.3	784.8	1,010.3
Earnings before income taxes	$ 830.8	$ 1,036.6	$ 1,067.3